Going Concern and Liquidity (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2023	Mar. 31, 2022	Dec. 02, 2021	Dec. 31, 2022
Going Concern and Liquidity
Net loss	$ (57,938)	$ (52,448)	$ (60,790)	$ (146,400)	$ (1,561,557)
Cash	$ 140,478	$ 7,183		$ 5,301	$ 17,537